Share-Based Payments - Schedule of Breakdown of the Closing Balance BSA 2 (Detail) - BSA 2 [Member]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	0	0	0	8,049
Exercisable	0	0	0
Exercise price 65 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	0	0	0
Exercisable	0	0	0